Supplementary Oil and Gas Information - (Unaudited) - Costs Incurred (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Oil And Gas Explorations And Production Industries Disclosures [Abstract]
Proved oil and gas properties	$ 15.0	$ 84.9
Unproved oil and gas properties	12.7	0.5
Exploration costs	0.5	0.0
Development costs	284.2	342.3
Change in decommissioning liability estimate	9.6	22.7
Capital expenditures	$ 322.0	$ 450.4